Note 14 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options exercised (in shares)	285,700	144,150
Aggregate fair value	$ 5,640	$ 2,859
Employee Stock Option [Member]
Number of options exercised (in shares)	285,700	144,150
Aggregate fair value	$ 14,213	$ 5,222
Intrinsic value	8,572	2,364
Amount of cash received	5,641	2,858
Tax benefit recognized	$ 102